UBS Series Funds

Prospectus Supplement

Supplement to the prospectus dated August 28, 2018

Includes:

•	UBS Select Government Capital Fund
•	UBS Select Treasury Capital Fund

December 4, 2018

Dear Investor:

The purpose of this supplement is to update certain information contained in the Prospectus for UBS Select Government Capital Fund and UBS Select Treasury Capital Fund, each a series of UBS Series Funds (the “funds”), as described below.

The funds will be open for business (and shares of the funds can be purchased and redeemed) on December 5, 2018.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

ZS-997